Cover Page	Aug. 04, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 04, 2020
Entity Registrant Name	Hamilton Lane Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38021
Entity Tax Identification Number	26-2482738
Entity Address, Address Line One	One Presidential Blvd.,
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Bala Cynwyd,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19004
City Area Code	610
Local Phone Number	934-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	HLNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001433642
Amendment Flag	false
Pre-commencement Tender Offer	false